INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES:
INVENTORIES

6.   INVENTORIES

As at	Note	December 31, 2023	December 31, 2022
Concentrate stockpiles		$1,328	$2,161
Doré bars		273	4,494
Leach pad and gold-in-circuit		27,527	31,649
Ore stockpiles		73,015	52,692
Materials and supplies		53,235	44,476
Total inventories		$155,378	$135,472
Less: non-current portion	10	(39,553)	(43,439)
Current inventories		$115,825	$92,033

During the year ended December 31, 2023, the Company expensed $584.6 million of inventories to cost of sales (December 31, 2022 - $481.5 million).

During the year ended December 31, 2023, a charge of $6.2 million (December 31, 2022 – charge of $8.9 million) was recognized to reduce low grade stockpiles at Lindero and Yaramoko to net realizable value. This includes a charge of $2.3 million (December 31, 2022 – charge of $3.4 million) related to depletion and depreciation.

During the year ended December 31, 2023, the Company completed an assessment of its consumption plan for the materials in the warehouse and set up a provision of $10.1 million ($3.0 million Yaramoko, $4.6 million San Jose and $2.5 million at Lindero) related to inventory obsolescence.